32 Other income (expenses), net (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Braskem idsea [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Contractual penalty	R$ 335,281	R$ 338,125